SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Percentage of LIFO inventory	59.00%
LIFO inventory amount	$ 443,492	$ 402,919